Derivative Financial Instruments - Summary of Derivative Instrument Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 278,441,132	$ 235,214,442
Foreign currency | Currency Forward Purchases
Disclosure of detailed information about financial instruments [line items]
Notional Amount	1,315,176,943	1,074,561,648
Foreign currency | Currency Forward Sales
Disclosure of detailed information about financial instruments [line items]
Notional Amount	1,190,813,420	839,184,496
Foreign currency | Currency Forward by Customers Purchases
Disclosure of detailed information about financial instruments [line items]
Notional Amount	169,536,226	100,834,746
Foreign currency | Forward Currency Customer Sales
Disclosure of detailed information about financial instruments [line items]
Notional Amount	110,142,788	492,465,153
Foreign currency | Put Options Taken
Disclosure of detailed information about financial instruments [line items]
Notional Amount	0	234,022,078
Government Securities | Currency Forward Purchases | Repurchase Transaction
Disclosure of detailed information about financial instruments [line items]
Notional Amount	47,506,423	0
Government Securities | Currency Forward Sales | Repurchase Transaction
Disclosure of detailed information about financial instruments [line items]
Notional Amount	2,430,613,895	792,183,168
Government Securities | Put Options Taken
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 4,967,096,020	$ 1,574,482,036